Taxes - Summary of income tax recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes
Current tax	€ (218)	€ (466)	€ (215)
Deferred tax	20	231	1,433
Total taxes	€ (198)	€ (235)	€ 1,218